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December 8, 2010
Ms. Peggy Kim
Special Counsel, Office of Mergers and Acquisitions
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Qiao Xing Mobile Communication Co., Ltd. Amendment No. 1 to Schedule 13E-3 filed on November 26, 2010 (“Amendment No. 1”) File No. 5-82923
Dear Ms. Kim:
This letter is being filed by Qiao Xing Universal Resources, Inc. (“XING”) in response to the comments received from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by the letter dated December 1, 2010 (the “Comment Letter”) regarding XING’s above-referenced Schedule 13E-3 filing. Concurrently herewith, we are filing with the Commission Amendment No. 2 to the Schedule 13E-3 (the “Amendment No. 2”). We are also sending you courtesy clean and redline copies of the Amendment No. 2 for your convenience (the redline copy is marked to indicate all of the changes from Amendment No. 1).
The numbering of the paragraphs below corresponds to the numbering of the Comment Letter, the text of which is incorporated into this response letter for your convenience. Capitalized terms used but not defined herein shall have the meanings assigned in Amendment No. 2.
Schedule 13E-3
General
1.	We note your response to comment one in our letter dated November 9, 2010; however, we reissue our comment with respect to the issuer. Please also note that if the issuer recommends the Scheme, then the issuer is generally considered to be engaged in the going private transaction. Please see Question 101.03 in the Going Private Transactions, Exchange Act Rule 13e-3 and Schedule 13E-3 section of the Division’s Compliance and Disclosure Interpretations.

Answer:	We have reviewed Question 101.03 in the Going Private Transactions, Exchange Act Rule 13E-3 and Schedule 13E-3 section of the Division’s Compliance and Disclosure Interpretations (the “CD&I”) and acknowledge and agree that if QXM recommends the Scheme to the Minority Shareholders, QXM would be “engaged” in a going private transaction and would be required to file a Schedule 13E-3 transaction statement or become a joint filer with respect to the Schedule 13E-3 filed by XING (which would require substantial revisions to Amendment No. 2). However, at this time, neither QXM nor the Special Committee has recommended the Scheme or indicated that either of them intend to recommend the Scheme. Pursuant to CD&I and Illustration two to Question and Answer No. 5 in Exchange Act Release No. 17719 (April 13, 1981) referenced in the CD&I, if QXM and the Special Committee recommend against the Scheme, remain neutral with respect to the Scheme or indicate that they are unable to take a position with respect to the Scheme, they would not be deemed to be “engaged” in a going private transaction and, accordingly, would not be required to file a Schedule 13E-3. Under BVI law, QXM and the Special Committee have no obligation to provide any recommendation or express any opinion to the Minority Shareholders with respect to the Scheme. Further, because QXM is a foreign private issuer it is not subject to Rule 14e-2 of the Exchange Act, which would otherwise require it to express an opinion with respect to the Scheme. However, even if QXM were subject to Rule 14e-2 of the Exchange Act, it would have no obligation to recommend the Scheme — it could remain neutral or indicate that it is unable to express an opinion with respect to the Scheme.

If QXM recommends the Scheme, XING will work with QXM to ensure that QXM either files a Schedule 13E-3 or revise Amendment No. 2 to include QXM as a filer and include all information required with respect to QXM. If neither QXM nor the Special Committee recommend the Scheme, XING respectfully submits that QXM is not required to file a Schedule 13E-3.
Summary Term Sheet
2.	Please revise to include a recent stock price for each of QXM and XING and a recent currency exchange rate.

Answer:	The Scheme Document has been revised on page 2 in accordance with your comment.

3.	We note your response to comment six in our letter dated November 9, 2010; however, we reissue our comment. We also note that the officers and directors of Xing will not receive any benefits as a result of the Scheme, except the Scheme Consideration for each share of QXM that they hold. Please revise to quantify on an individualized and aggregate basis any cash payments or accelerated vesting of securities. Please also include this information for officers and directors of the issuer, QXM, including any change of control, termination or severance payments.

Answer:	The Scheme Document has been revised on pages 6, 7, 25 and 26 in accordance with your comment.
Scheme Consideration, page 2
4.	We note your response to comment 17 in our letter dated November 9, 2010. Please revise to clarify that the fairness determination is with respect to the unaffiliated shareholders of the issuer, rather than to QXM shareholders who are not affiliated with XING. Refer to Item 1014(a) of Regulation M-A.

Answer:	The Scheme Document has been revised on page 2 in accordance with your comment.

Questions and Answers about the Scheme and the Court Meeting, page 8
Q. How does QXM’s Special Committee recommend that I vote, page 9
5.	We note that Special Committee has not indicated whether it will recommend that shareholders accept or reject the Scheme Consideration. Please revise to state whether or not the Special Committee or the board of the issuer is required to provide a recommendation and if so, then state the deadline by which the recommendation must be made.

Answer:	The Scheme Document has been revised throughout in accordance with your comment.
Efficient Execution and Closing, page 15
6.	We note your response to comment 13 in our letter dated November 9, 2010; however, we reissue our comment. Please advise us as to why you believe the transaction is hostile and why XING may not be given access to the fairness opinion, given XING’s affiliation with the issuer and its management.

Answer:	XING respectfully submits that it has no influence or control over QXM’s response to the Scheme. While XING is a 61% shareholder of QXM and XING’s Chairman and Chief Executive Officer, Mr. Rui Lin Wu, and Vice Chairman, Mr. Zhi Yang Wu, are Chairman and Vice Chairman, respectively, of QXM, given their interests in the Scheme QXM’s board of directors has appointed the Special Committee to consider and negotiate with XING with respect to the Scheme.

Despite XING’s affiliation with QXM, XING believes that the transaction is hostile, meaning that the parties are not collaborating on the transaction, because there has been no collaboration and only limited communication between QXM and XING with respect to the transaction. Prior to XING’s announcement of the Proposed Offer on September 8, 2010, XING tried to engage in discussions with QXM with respect to a proposed transaction. However, after protracted negotiations with respect to a confidentiality and non-disclosure agreement, XING decided to announce the Proposed Offer publicly, despite the fact that they had made no progress in discussions with QXM. As described in detail in the section entitled “Special Factors Regarding the Scheme — Background of the Scheme” in the Scheme Document, in connection with announcing the Proposed Offer and in several press releases issued since, XING has asked the Special Committee to indicate whether or not it believes it can recommend the Scheme to the Minority Shareholders. At this time, XING has received no response from the Special Committee. Further, there has been extremely limited communications between the parties with respect to the Scheme as described in detail in the section entitled “Special Factors Regarding the Scheme — Background of the Scheme” in the Scheme Document, which has been updated in Amendment No. 2. At this point, XING does not know whether it will or will not be given access to any fairness opinion delivered to QXM or the Special Committee as it has received no indications from the Special Committee one way or the other and to XING’s knowledge, neither QXM nor the Special Committee are being advised by a financial adviser at this time. Further, given that the XING itself has not engaged, and does not currently intend to engage, a banker, XING will have no control over whether it will have access to any fairness opinion delivered to QXM or the Special Committee. If XING is given access to any fairness opinion delivered to the QXM or the Special Committee, it will revise the Schedule 13E-3 and the Scheme Document to include the information required by Item 1015 of Regulation M-A.

Background of the Scheme, page 11
7.	We note your response to comment 16 in our letter dated November 9, 2010. Please continue to revise to describe any contacts since filing the initial Schedule 13E-3.

Answer:	The Scheme Document has been revised on pages 15 and 16 in response to this comment.
In addition to the changes described above, it has come to our attention that QXM’s Memorandum of Association and Articles of Association that were included as Appendices A and B, respectively, of the Scheme Document included with the initial Schedule 13E-3 filing and Amendment No. 1 are not QXM’s currently effective Memorandum of Association and Articles of Association. Accordingly, we have updated Amendment No. 2 to include the currently effective versions of both QXM’s Memorandum of Association and Articles of Association.
Further, and per your request, we hereby acknowledge that:
•	XING and the other filing persons are responsible for the adequacy and accuracy of the disclosure in their filings with the Commission;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	Neither XING nor any other filing person may assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Any comments or questions should be directed to Christopher M. Forrester, Esq. at (650) 813-5655 or by fax at (650) 251-3500.
Thank you for your assistance in this matter.
Sincerely,

Qiao Xing Universal Resources, Inc.

/s/ Aijun Jiang
Aijun Jiang, Chief Financial Officer

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